CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Total Revenues	$ 5,248,461	$ 7,725,221	$ 932,707
Total cost of revenues	2,637,025	3,459,447	356,323
Gross Profit	2,611,436	4,265,774	576,384
Operating expenses:
General and administrative expenses	437,278	132,224	76,539
Professional fees	350,636	211,517	5,106
Salaries	792,546	193,247	113,532
Total operating expenses	1,580,460	536,988	195,177
Income from operations	1,030,976	3,728,786	381,207
Other (expense) income
Interest expense	(906,398)	(141,690)	(87,065)
Impairment loss	(379,165)	0	91
Government subsidies	490,171	84,657	0
Other income	20,709	245,019	0
Total other (expense) income, net	(774,683)	187,986	(86,974)
Income before income taxes	256,293	3,916,772	294,233
Provision for income taxes - current	(312,767)	(1,003,126)	(52,495)
Net (loss) income	(56,474)	2,913,646	241,738
Less: net loss (income) attributable to noncontrolling interest	66,223	(46,789)	(25,993)
Net income attributable to Visionary Education Technology Holdings Group	9,749	2,866,857	215,745
Other comprehensive income:
Foreign currency translation gain	26,333	164,684	(10,550)
Comprehensive (loss) income	(30,141)	3,078,330	231,188
Less: comprehensive loss (income) attributable to noncontrolling interest	61,774	(23,626)	(38,127)
Comprehensive income attributable to Visionary Education Technology Holdings Group	31,633	3,054,704	193,061
Rent [Member]
Total Revenues	2,298,198	674,898	555,360
Total cost of revenues	1,322,188	256,981	248,442
Tuition [Member]
Total Revenues	669,442	358,241	296,166
Total cost of revenues	319,913	124,762	90,832
Construction [Member]
Total Revenues	8,117	78,219	81,181
Total cost of revenues	4,663	19,529	17,049
Salesof Land [Member]
Total Revenues	2,272,704	6,613,863	0
Total cost of revenues	$ 990,261	$ 3,058,175	$ 0